Deferred tax - Deferred tax assets not recognized (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Tax losses utilized	$ 83,265	$ 118,477